Related Party Transactions (Details Textual 10) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Additional Textual) [Abstract]
Due from affiliates, total	$ 6,100,000	$ 19,100,000
Due to affiliates (note 12l)	$ 39,678,000	$ 67,390,000